LEASE OBLIGATIONS (Tables)	12 Months Ended
Oct. 31, 2020
Leases [Abstract]
Finance Lease, Liability Maturity

Minimum
Year Ended October 31,	Rent
2021	$58,669
2022	54,156
2023	54,156
2024	18,052
Total undiscounted finance lease payments	185,033
Less: imputed interest	(15,044)
Present value of finance lease liabilities	$169,989

Operating Lease, Liability, Maturity

Minimum
Year Ended October 31,	Rent
2021	$42,000
2022	42,000
2023	28,000
Total undiscounted operating lease payments	112,000
Less: imputed interest	(6,645)
Present value of operating lease liabilities	$105,355